DEAN WITTER STRATEGIST FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                             10048
LETTER TO THE SHAREHOLDERS JULY 31, 1997

DEAR SHAREHOLDER:

During this fiscal year, on July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. Most fund shares held prior to July 28 were designated Class B shares. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

Dean Witter Strategist Fund's Class B shares posted a total return of 29.73 percent for the fiscal year ended July 31, 1997. This compares favorably with the performance of the Fund's peer group as represented by the Lipper Flexible Portfolio Funds Index, which returned 29.05 percent. Over the same period, the Standard & Poor's 500 Composite Index (S&P 500) returned 52.08 percent and the Lehman Brothers Government/Corporate Bond Index returned 10.79 percent. This year marks eight full fiscal years for the Fund, and eight full fiscal years of positive total returns for our shareholders.

The accompanying chart illustrates the growth of a $10,000 investment in Class B shares of the Fund since inception (October 1988) through the fiscal year ended July 31, 1997, versus similar hypothetical investments in the S&P 500 Index, the Lehman Brothers Government/ Corporate Bond Index and the Lipper Flexible Portfolio Funds Index.

INVESTMENT ANALYSIS

During the fiscal year, both the stock and the bond markets performed well. The continuation of a multiyear period of economic growth, low inflation, improving corporate profitability and stable monetary policy provided the markets with a positive backdrop for record returns.

Energy, agricultural commodities and labor costs experienced price shocks that unsettled the markets for short periods. However, corrections continued to provide buying opportunities as pricing pressures in many service-related sectors offset these price spikes. While we reacted cautiously by raising cash in response to these spikes, we were eager to reinvest when the scares proved to be quite temporary.

DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1997, CONTINUED

All in all, our decision to stay overweighted in long-dated financial assets throughout the year benefited our shareholders. The table below summarizes the asset allocation changes made in Dean Witter Strategist Fund's portfolio during the fiscal year:

                                                    EQUITY   FIXED-INCOME
                                                    EXPOSURE  EXPOSURE    CASH
                                                    ------   ----------   -----
          July 31, 1996...........................     50%        40%       10%
          April 28, 1997..........................     50%        20%       30%
          May 19, 1997............................     60%        20%       20%
          June 26, 1997...........................     65%        20%       15%

LOOKING AHEAD

As we enter 1998, Dean Witter Strategist Fund is allocated to reflect our positive stance toward the equity markets and our more cautious view of bonds. With 70 percent of our assets invested in stocks, we believe that corporate earnings growth, especially in a few specific industry sectors, will continue to provide double-digit returns. Our equity portfolio, while well diversified, with more than 80 holdings, is highly concentrated in industries we feel will provide above-average earnings growth and profit potential. These include technology (mainframe and workstation manufacturers, disk drive and software suppliers), financial services (insurance, banking, savings and loans), energy (domestic and international oil companies) and retailers (apparel and specialty stores as well as department store chains). We expect each of these sectors to either continue their impressive pattern of powerful earnings reports (technology and financials) or to begin a turnaround from depressed earnings levels (energy and retailers).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  Growth of $10,000-Class B
       ($ in Thousands)
 Average Annual Total Return
            (Fund)
                                              Life of
            1 Year               5 Years       Fund
29.73%(1)                        13.33%(1)    14.26%(1)
24.73%(2)                        13.09%(2)    14.26%(2)
                                      Fund   S&P 500(4)   Lehman(5)  Lipper(6)
October 1988                       $10,000      $10,000     $10,000    $10,000
July 1989                          $12,376      $12,736     $11,061    $11,405
July 1990                          $13,267      $13,558     $11,750    $11,957
July 1991                          $15,346      $15,290     $12,952    $13,550
July 1992                          $17,169      $17,243     $14,978    $15,311
July 1993                          $18,472      $18,745     $16,630    $16,902
July 1994                          $19,125      $19,712     $16,608    $17,458
July 1995                          $22,195      $24,844     $18,291    $20,337
July 1996                          $24,741      $28,946     $19,262    $22,129
July 1997                       $32,097(3)      $44,023     $21,340    $28,557

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, since inception-0%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value assuming a complete redemption on July 31, 1997.

(4) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. treasury securities and corporate and yankee bonds, with maturities of one to ten years. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(6) The Lipper Flexible Portfolio Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1997, CONTINUED

Our underweighting in bonds, at only a 20 percent allocation, reflects our concern that the Federal Reserve Board may feel compelled to raise rates in the second half of 1997, thus keeping a lid on bond prices for the balance of the year. Longer term, we would view any drop in long bonds' prices as a buying opportunity and would likely use a portion of our 10 percent cash reserve to purchase issues along the yield curve. Currently, the bond portfolio is comprised of 15 government-issued securities and 35 corporate bonds, with a wide variety of yields and maturities. All carry investment-grade ratings, as mandated by our prospectus.

We appreciate your continued support and interest in Dean Witter Strategist Fund and look forward to serving your investment needs in the future.

Sincerely,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER STRATEGIST FUND
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of shareholders of Dean Witter Strategist Fund was held for the purpose of voting on four separate matters, the results of which are as follows:

1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

VOTE                                 NO. OF SHARES
------------------------------       -------------
For...........................          45,693,154
Against.......................           1,048,662
Abstain.......................           5,301,936

2) ELECTION OF TRUSTEES:

Michael Bozic
For...........................          48,083,122
Withheld......................           3,960,630
Charles A. Fiumefreddo
For...........................          48,150,310
Withheld......................           3,893,442
Edwin J. Garn
For...........................          48,169,641
Withheld......................           3,874,111
John R. Haire
For...........................          48,073,337
Withheld......................           3,970,415
Wayne E. Hedien
For...........................          48,165,238
Withheld......................           3,878,514
Dr. Manuel H. Johnson
For...........................          48,190,670
Withheld......................           3,853,082
Michael E. Nugent
For...........................          48,219,453
Withheld......................           3,824,299
Philip J. Purcell
For...........................          48,216,267
Withheld......................           3,827,485
John L. Schroeder
For...........................          48,159,768
Withheld......................           3,883,984

3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

VOTE                                 NO. OF SHARES
------------------------------       -------------
For...........................          42,529,103
Against.......................           3,210,911
Abstain.......................           6,303,738

4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

VOTE                                 NO. OF SHARES
------------------------------       -------------
For...........................          46,978,407
Against.......................             562,673
Abstain.......................           4,502,672

DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
                COMMON STOCKS (69.1%)
                AEROSPACE & DEFENSE (4.4%)
      270,000   General Motors Corp. (Class
                  H)..........................  $      16,318,125
      194,000   Honeywell, Inc................         14,489,375
      180,000   Litton Industries, Inc.*......          9,348,750
      140,000   Lockheed Martin Corp..........         14,910,000
      200,000   Thiokol Corp..................         14,862,500
                                                -----------------
                                                       69,928,750
                                                -----------------
                AIRLINES (0.6%)
      250,000   Continental Airlines, Inc.
                  (Class B)*..................          9,312,500
                                                -----------------
                ALUMINUM (0.8%)
      150,000   Aluminum Co. of America.......         13,275,000
                                                -----------------
                AUTOMOTIVE (1.3%)
      300,000   Chrysler Corp.................         11,137,500
      250,000   Ford Motor Co.................         10,218,750
                                                -----------------
                                                       21,356,250
                                                -----------------
                BANKS - MONEY CENTER (1.9%)
      150,000   Chase Manhattan Corp..........         17,034,375
      102,000   Citicorp......................         13,846,500
                                                -----------------
                                                       30,880,875
                                                -----------------
                BANKS - REGIONAL (3.0%)
      220,000   NationsBank Corp..............         15,661,250
      240,000   Washington Mutual, Inc........         16,560,000
       58,000   Wells Fargo & Co..............         15,946,375
                                                -----------------
                                                       48,167,625
                                                -----------------
                BEVERAGES - SOFT DRINKS (0.8%)
      327,800   PepsiCo, Inc..................         12,558,837
                                                -----------------
                BROKERAGE (1.2%)
      266,666   Travelers Group, Inc..........         19,183,285
                                                -----------------
                CABLE/CELLULAR (0.7%)
      500,000   U.S. West Media Group*........         11,031,250
                                                -----------------
                CHEMICALS (2.1%)
      220,000   Du Pont (E.I.) de Nemours &
                  Co., Inc....................         14,726,250
      220,000   Monsanto Co...................         10,958,750
      150,000   Praxair, Inc..................          8,268,750
                                                -----------------
                                                       33,953,750
                                                -----------------
                COMMUNICATIONS - EQUIPMENT & SOFTWARE (2.6%)
       97,964   Ascent Entertainment, Inc.*...          1,175,568
      180,000   Cisco Systems, Inc.*..........         14,298,750

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
      405,000   Comsat Corp...................  $       9,441,562
      270,000   Tellabs, Inc.*................         16,149,375
                                                -----------------
                                                       41,065,255
                                                -----------------
                COMMUNICATIONS EQUIPMENT (0.5%)
      100,000   Lucent Technologies, Inc......          8,493,750
                                                -----------------
                COMPUTER SOFTWARE (1.9%)
      110,000   Microsoft Corp.*..............         15,544,375
      270,000   Oracle Corp.*.................         14,664,375
                                                -----------------
                                                       30,208,750
                                                -----------------
                COMPUTERS (2.0%)
      200,000   Dell Computer Corp.*..........         17,100,000
      400,000   Gateway 2000, Inc.*...........         15,275,000
                                                -----------------
                                                       32,375,000
                                                -----------------
                COMPUTERS - PERIPHERAL EQUIPMENT (0.9%)
      353,600   Seagate Technology, Inc.*.....         14,519,700
                                                -----------------
                COMPUTERS - SYSTEMS (1.9%)
      329,250   Diebold, Inc..................         16,544,812
      300,000   Sun Microsystems, Inc.*.......         13,706,250
                                                -----------------
                                                       30,251,062
                                                -----------------
                CONSUMER PRODUCTS (1.2%)
      253,400   Colgate-Palmolive Co..........         19,195,050
                                                -----------------
                ELECTRICAL EQUIPMENT (2.1%)
      258,000   Emerson Electric Co...........         15,222,000
      258,000   General Electric Co...........         18,108,375
                                                -----------------
                                                       33,330,375
                                                -----------------
                ENTERTAINMENT/GAMING (0.2%)
      100,000   Circus Circus Enterprises,
                  Inc.*.......................          2,506,250
                                                -----------------
                FINANCIAL SERVICES (1.9%)
      200,000   American Express Co...........         16,750,000
      290,000   Fannie Mae....................         13,720,625
                                                -----------------
                                                       30,470,625
                                                -----------------
                FOODS (2.1%)
      176,000   Campbell Soup Co..............          9,130,000
      150,000   General Mills, Inc............         10,368,750
      150,000   Kellogg Co....................         13,781,250
                                                -----------------
                                                       33,280,000
                                                -----------------
                FOREST PRODUCTS, PAPER & PACKING (1.9%)
      210,000   Bowater Inc...................         10,998,750
      300,000   Champion International
                  Corp........................         18,600,000
                                                -----------------
                                                       29,598,750
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997, CONTINUED

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
                HEALTHCARE - HMOS (0.9%)
      600,000   Humana, Inc.*.................  $      14,625,000
                                                -----------------
                HEAVY DUTY TRUCKS & PARTS (0.3%)
      270,000   Navistar International
                  Corp.*......................          5,568,750
                                                -----------------
                HOUSEHOLD APPLIANCES (0.6%)
      320,000   Maytag Corp...................          9,340,000
                                                -----------------
                INSURANCE (4.2%)
      200,000   Ace, Ltd......................         16,400,000
      142,500   American International Group,
                  Inc.........................         15,176,250
      200,000   Chubb Corp....................         14,100,000
      350,000   Equitable Companies, Inc......         13,781,250
      150,000   Vesta Insurance Group, Inc....          7,987,500
                                                -----------------
                                                       67,445,000
                                                -----------------
                INTERNET (0.5%)
      120,000   America Online, Inc.*.........          8,100,000
                                                -----------------
                LEISURE (0.7%)
      135,000   Walt Disney Co................         10,909,687
                                                -----------------
                MEDICAL PRODUCTS & SUPPLIES (0.4%)
       99,000   Baxter International,
                  Inc.........................          5,723,438
                                                -----------------
                OIL INTEGRATED - DOMESTIC (1.9%)
      260,000   Amerada Hess Corp.............         15,291,250
      212,000   Atlantic Richfield Co.........         15,860,250
                                                -----------------
                                                       31,151,500
                                                -----------------
                OIL INTEGRATED - INTERNATIONAL (3.8%)
      190,000   Chevron Corp..................         15,033,750
      240,000   Exxon Corp....................         15,420,000
      198,000   Mobil Corp....................         15,147,000
      130,000   Texaco, Inc...................         15,088,125
                                                -----------------
                                                       60,688,875
                                                -----------------
                PHARMACEUTICALS (3.8%)
      160,000   Abbott Laboratories...........         10,470,000
      128,400   American Home Products
                  Corp........................         10,584,975
      194,744   Johnson & Johnson.............         12,134,986
      151,000   Lilly (Eli) & Co..............         17,063,000
      102,200   Merck & Co., Inc..............         10,622,413
                                                -----------------
                                                       60,875,374
                                                -----------------

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
                RETAIL - DEPARTMENT STORES (1.4%)
    1,000,000   Kmart Corp.*..................  $      11,875,000
      176,000   May Department Stores Co......          9,834,000
                                                -----------------
                                                       21,709,000
                                                -----------------
                RETAIL - SPECIALTY (5.1%)
      450,000   Bed Bath & Beyond, Inc.*......         14,850,000
      350,000   Costco Companies Inc.*........         13,256,250
      216,000   Home Depot, Inc...............         10,773,000
      265,000   Payless ShoeSource, Inc.*.....         16,297,500
    1,500,000   Pier 1 Imports, Inc...........         26,437,500
                                                -----------------
                                                       81,614,250
                                                -----------------
                RETAIL - SPECIALTY APPAREL (0.9%)
      310,000   Gap, Inc. (The)...............         13,775,625
                                                -----------------
                SAVINGS & LOAN ASSOCIATIONS (0.9%)
      170,000   Golden West Financial Corp....         14,301,250
                                                -----------------
                SEMICONDUCTOR EQUIPMENT (2.3%)
      200,000   Altera Corp.*.................         12,050,000
      100,000   KLA-Tencor Corp.*.............          6,050,000
      410,000   Teradyne, Inc.*...............         19,167,500
                                                -----------------
                                                       37,267,500
                                                -----------------
                SEMICONDUCTORS (2.3%)
      475,000   Cypress Semiconductor
                  Corp.*......................          7,273,438
      160,000   Intel Corp....................         14,680,000
      300,000   Micron Technology, Inc........         14,606,250
                                                -----------------
                                                       36,559,688
                                                -----------------
                SHOES (0.5%)
      130,000   Nike, Inc. (Class B)..........          8,100,625
                                                -----------------
                STEEL (0.7%)
      180,000   Nucor Corp....................         11,171,250
                                                -----------------
                TOBACCO (1.1%)
      390,000   Philip Morris Companies,
                  Inc.........................         17,598,750
                                                -----------------
                TRUCKERS (0.8%)
      500,000   Yellow Corp.*.................         13,437,500
                                                -----------------

                TOTAL COMMON STOCKS
                (IDENTIFIED COST
                $740,508,406).................      1,104,905,751
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997, CONTINUED

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                           VALUE
-----------------------------------------------------------------
                CORPORATE BONDS (13.1%)
                AIRLINES (0.7%)
 $      9,000   United Air Lines, Inc. 10.125%
                  due 03/22/15................  $      11,155,410
                                                -----------------

                BANKS (1.5%)
        6,800   Bankers Trust Co. (Series A) -
                  144A** 8.09% due 12/01/26...          6,961,500
        5,000   Capital One Bank 5.95% due
                  02/15/01....................          4,890,000
        6,000   Mercantile Bancorporation,
                  Inc. 7.30% due 06/15/07.....          6,215,340
        6,000   Republic New York Corp. 7.20%
                  due 07/15/97................          6,059,100
                                                -----------------
                                                       24,125,940
                                                -----------------
                BROKERAGE (1.1%)
        6,000   Bear Stearns Co., Inc. 6.50%
                  due 08/01/02................          6,023,700
        6,000   Lehman Brothers Holdings, Inc.
                  (Series E) 6.50% due
                  07/18/00....................          6,033,060
        5,000   Salomon, Inc. 6.65% due
                  07/15/01....................          5,037,500
                                                -----------------
                                                       17,094,260
                                                -----------------

                CABLE & TELECOMMUNICATIONS (1.5%)
        5,000   Comcast Cable
                  Communications - 144A**
                  8.875% due 05/01/17.........          5,810,200
        5,000   Continental Cablevision, Inc.
                  9.50% due 08/01/13..........          5,825,550
        7,000   TCI Communications, Inc. 8.75%
                  due 08/01/15................          7,775,180
        5,000   Time Warner Pass-thru - 144A**
                  6.10% due 12/30/01..........          4,900,000
                                                -----------------
                                                       24,310,930
                                                -----------------

                COMMUNICATIONS - EQUIPMENT & SOFTWARE (0.3%)
        5,000   MFS Communications, Inc.
                  8.875% due 01/15/06.........          3,984,714
                                                -----------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                           VALUE
-----------------------------------------------------------------

                FINANCIAL SERVICES (4.4%)
 $      5,000   Advanta Corp.
                  6.384% due 08/07/98.........  $       4,992,950
        3,500   Advanta Corp.
                  7.28% due 07/30/01..........          3,514,280
        5,000   Arkwright CSN Trust - 144A**
                  9.625% due 08/15/26.........          5,881,250
        6,800   Central Fidelity Capital I
                  -144A** 6.75%+ due
                  04/15/27....................          6,976,868
        6,900   Centura Capital Trust I -
                  144A** 8.845% due
                  06/01/27....................          7,460,625
        5,000   Compass Trust I Series A 8.23%
                  due 01/15/27................          5,270,500
        4,000   Hutchison Whampoa - 144A**
                  (Cayman Islands) 7.50% due
                  08/01/27....................          4,070,000
        6,900   Money Store, Inc. (The) 8.375%
                  due 04/15/04................          7,279,293
        5,000   North Fork Capital Trust I
                  8.70% due 12/15/26..........          5,256,250
        7,500   Provident Capital Trust I
                  8.60% due 12/01/26..........          7,856,250
        5,000   Riggs Capital Trust II -
                  144A** 8.875% due
                  03/15/27....................          5,278,800
        7,000   Sakura Capital Funding -
                  144A** (Cayman Islands)
                  7.32%+ due
                  08/29/49....................          7,052,500
                                                -----------------
                                                       70,889,566
                                                -----------------
                INSURANCE (0.8%)
        5,800   Terra Nova Holdings (United
                  Kingdom) 10.75% due
                  07/01/05....................          6,506,440
        5,900   Vesta Capital Trust I - 144A**
                  8.525% due 01/15/27.........          6,386,750
                                                -----------------
                                                       12,893,190
                                                -----------------
                MACHINERY & MACHINE TOOLS (0.2%)
        3,000   Joy Technologies Inc. 10.25%
                  due 09/01/03................          3,267,570
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997, CONTINUED

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                           VALUE
-----------------------------------------------------------------
                METALS & MINING (0.4%)
 $      6,900   Placer Dome, Inc. (Canada)
                  8.50% due 12/31/45..........  $       7,089,750
                                                -----------------
                OIL & GAS PRODUCTS (0.3%)
        5,000   Mitchell Energy & Development
                  Corp. 6.75% due 02/15/04....          4,971,000
                                                -----------------
                PROPERTY (0.4%)
        6,000   Guangdong Enterprises - 144A**
                  (Hong Kong) 8.875% due
                  05/22/07....................          6,324,240
                                                -----------------
                RETAIL (0.7%)
        6,000   Heilig Myers Co.
                  7.60% due 08/01/07..........          5,992,020
        5,000   ShopKo Stores, Inc. 9.00% due
                  11/15/04....................          5,617,650
                                                -----------------
                                                       11,609,670
                                                -----------------
                TELECOMMUNICATIONS (0.8%)
        5,000   British Telecom Finance
                  (United Kingdom) 9.625% due
                  02/15/19....................          5,443,400
        6,900   Total Access Communication -
                  144A** (Thailand) 8.375% due
                  11/04/06....................          6,848,250
                                                -----------------
                                                       12,291,650
                                                -----------------

                TOTAL CORPORATE BONDS
                (IDENTIFIED COST
                $202,989,974).................        210,007,890
                                                -----------------

                U.S. GOVERNMENT & AGENCY OBLIGATIONS (7.0%)
       10,000   Federal Home Loan Banks 6.805%
                  due 03/26/02................         10,017,200
          310   Federal Home Loan Mortgage
                  Corp. 8.50% due 07/01/02....            318,419
          148   Federal Home Loan Mortgage
                  Corp. 9.00% due 08/01/02....            151,556

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                           VALUE
-----------------------------------------------------------------
 $      8,400   U.S. Treasury Bond 6.50% due
                  11/15/26....................  $       8,588,664
        7,000   U.S. Treasury Note 5.125% due
                  02/28/98....................          6,983,550
       28,000   U.S. Treasury Note 5.25% due
                  12/31/97....................         27,978,440
        1,900   U.S. Treasury Note 5.625% due
                  11/30/00....................          1,889,531
        3,900   U.S. Treasury Note 5.875% due
                  11/30/01....................          3,898,284
        5,000   U.S. Treasury Note 6.00% due
                  08/15/99....................          5,025,250
        5,000   U.S. Treasury Note 6.375% due
                  05/15/99....................          5,055,600
       12,050   U.S. Treasury Note 6.50% due
                  04/30/99....................         12,210,626
        4,900   U.S. Treasury Note 6.50% due
                  05/15/05....................          5,044,403
        5,000   U.S. Treasury Note 6.75% due
                  04/30/00....................          5,120,950
       11,900   U.S. Treasury Note 6.875% due
                  08/31/99....................         12,163,704
        7,000   U.S. Treasury Note 7.50% due
                  11/15/01....................          7,423,640
                                                -----------------

                TOTAL U.S. GOVERNMENT & AGENCY
                OBLIGATIONS
                (IDENTIFIED COST
                $111,151,858).................        111,869,817
                                                -----------------

                SHORT-TERM INVESTMENTS (10.0%)
                U.S. GOVERNMENT AGENCIES (a) (10.0%)
      109,800   Federal Home Loan Mortgage
                  Corp. 5.38% - 5.75% due
                  08/01/97 - 08/13/97.........        109,736,967
       50,000   Student Loan Marketing Assoc.
                  5.44% due 08/18/97..........         49,871,555
                                                -----------------

                TOTAL U.S. GOVERNMENT AGENCIES
                (AMORTIZED COST
                $159,608,522).................        159,608,522
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997, CONTINUED

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                           VALUE
-----------------------------------------------------------------
                REPURCHASE AGREEMENT (0.0%)
 $        127   The Bank of New York 5.75% due
                  08/01/97 (dated 07/31/97;
                  proceeds $127,134) (b)
                  (IDENTIFIED COST
                  $127,114)...................  $         127,114
                                                -----------------

                TOTAL SHORT-TERM INVESTMENTS
                (IDENTIFIED COST
                $159,735,636).................        159,735,636
                                                -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$1,214,385,874) (c)........       99.2%  1,586,519,094

OTHER ASSETS IN EXCESS OF
LIABILITIES................        0.8      12,492,053
                                 -----   -------------

NET ASSETS.................      100.0%  $1,599,011,147
                                 -----   -------------
                                 -----   -------------

---------------------
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
 + Floating rate security. Coupon rate shown is the rate in effect at July 31, 1997.
(a) Securities were purchased on discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $103,000 U.S. Treasury Bill 0.00% due 08/07/97 valued at $102,902, $905 U.S. Treasury Note 7.125% due 09/30/99 valued at $952 and
     $25,255 U.S. Treasury Note 6.25% due 05/31/00 valued at $25,802.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $375,011,084 and the aggregate gross unrealized depreciation is $2,877,864, resulting in net unrealized appreciation of $372,133,220.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

ASSETS:
Investments in securities, at value                            $ 1,586,519,094
  (identified cost $1,214,385,874)..........................
Receivable for:
    Investments sold........................................        23,853,037
    Interest................................................         5,125,607
    Shares of beneficial interest sold......................         2,503,666
    Dividends...............................................           829,667
Prepaid expenses and other assets...........................            35,452
                                                               ---------------
     TOTAL ASSETS...........................................     1,618,866,523
                                                               ---------------
LIABILITIES:
Payable for:
    Investments purchased...................................        16,522,123
    Plan of distribution fee................................         1,136,872
    Shares of beneficial interest repurchased...............         1,249,005
    Investment management fee...............................           720,945
Accrued expenses and other payables.........................           226,431
                                                               ---------------
     TOTAL LIABILITIES......................................        19,855,376
                                                               ---------------
     NET ASSETS.............................................   $ 1,599,011,147
                                                               ---------------
                                                               ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................     1,195,287,263
Net unrealized appreciation.................................       372,133,220
Accumulated undistributed net investment income.............         7,448,690
Accumulated undistributed net realized gain.................        24,141,974
                                                               ---------------
     NET ASSETS.............................................   $ 1,599,011,147
                                                               ---------------
                                                               ---------------
CLASS A SHARES:
Net Assets..................................................           $78,527
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...             4,187
     NET ASSET VALUE PER SHARE..............................            $18.75
                                                               ---------------
                                                               ---------------
     MAXIMUM OFFERING PRICE PER SHARE
        (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).....            $19.79
                                                               ---------------
                                                               ---------------
CLASS B SHARES:
Net Assets..................................................    $1,540,879,742
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...        82,168,617
     NET ASSET VALUE PER SHARE..............................            $18.75
                                                               ---------------
                                                               ---------------
CLASS C SHARES:
Net Assets..................................................          $114,448
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...             6,103
     NET ASSET VALUE PER SHARE..............................            $18.75
                                                               ---------------
                                                               ---------------
CLASS D SHARES:
Net Assets..................................................       $57,938,430
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...         3,089,332
     NET ASSET VALUE PER SHARE..............................            $18.75
                                                               ---------------
                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 1997*

NET INVESTMENT INCOME:

INCOME
Interest....................................................   $    43,456,090
Dividends...................................................        10,407,080
                                                               ---------------

     TOTAL INCOME...........................................        53,863,170
                                                               ---------------

EXPENSES
Plan of distribution fee (Class B shares)...................        12,491,604
Investment management fee...................................         7,751,652
Transfer agent fees.........................................         1,192,422
Shareholder reports and notices.............................            95,767
Custodian fees..............................................            79,398
Registration fees...........................................            76,436
Professional fees...........................................            62,619
Trustees' fees and expenses.................................            14,922
Other.......................................................            20,165
                                                               ---------------

     TOTAL EXPENSES.........................................        21,784,985
                                                               ---------------

     NET INVESTMENT INCOME..................................        32,078,185
                                                               ---------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................        52,266,640
Net change in unrealized appreciation.......................       285,799,377
                                                               ---------------

     NET GAIN...............................................       338,066,017
                                                               ---------------

NET INCREASE................................................   $   370,144,202
                                                               ---------------
                                                               ---------------

---------------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE YEAR         FOR THE YEAR
                                                                     ENDED                ENDED
                                                                 JULY 31, 1997*       JULY 31, 1996
-----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................      $   32,078,185       $   21,424,282
Net realized gain...........................................          52,266,640           97,968,604
Net change in unrealized appreciation.......................         285,799,377           (3,107,509)
                                                                ----------------     ----------------

     NET INCREASE...........................................         370,144,202          116,285,377
                                                                ----------------     ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class B shares..........................................         (28,975,735)         (21,021,721)
Net realized gain
    Class B shares..........................................        (109,339,056)         (70,591,947)
                                                                ----------------     ----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................        (138,314,791)         (91,613,668)
                                                                ----------------     ----------------
Net increase from transactions in shares of beneficial
  interest..................................................         107,876,963          357,037,738
                                                                ----------------     ----------------

     TOTAL INCREASE.........................................         339,706,374          381,709,447

NET ASSETS:
Beginning of period.........................................       1,259,304,773          877,595,326
                                                                ----------------     ----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $7,448,690 AND $4,346,240, RESPECTIVELY)................      $1,599,011,147       $1,259,304,773
                                                                ----------------     ----------------
                                                                ----------------     ----------------

---------------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to November 8, 1989 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter

DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997, CONTINUED

InterCapital, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date the income is earned or expenses and realized and unrealized gains and losses are incurred. Distribution fees are charged directly to the respective class.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997, CONTINUED

federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services

DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997, CONTINUED

provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $37,067,710 at July 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended July 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of approximately $1,683,000. The shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997, CONTINUED

4. SHARES OF BENEFICIAL INTEREST+

Transactions in shares of beneficial interest were as follows:

                                                                 FOR THE YEAR                  FOR THE YEAR
                                                                    ENDED                         ENDED
                                                                JULY 31, 1997                 JULY 31, 1996
                                                         ----------------------------   --------------------------
                                                           SHARES          AMOUNT         SHARES         AMOUNT
                                                         -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold...................................................        4,187   $       77,553       --             --
                                                         -----------   --------------   -----------   ------------
CLASS B SHARES
Sold...................................................   21,462,833      362,673,259    15,621,003   $252,119,338
Reinvestment of dividends and distributions............    7,689,886      125,001,968     5,419,616     83,797,500
Shares issued in connection with the acquisition of
 Dean Witter Managed Assets Trust......................      --              --          20,952,000    322,593,266
Redeemed...............................................  (22,487,425)    (380,152,637)  (18,698,191)  (301,472,366)
                                                         -----------   --------------   -----------   ------------
Net increase -- Class B................................    6,665,294      107,522,590    23,294,428    357,037,738
                                                         -----------   --------------   -----------   ------------

CLASS C SHARES*
Sold...................................................        6,103          112,493       --             --
                                                         -----------   --------------   -----------   ------------

CLASS D SHARES*
Sold...................................................       10,440          195,743       --             --
Redeemed...............................................       (1,699)         (31,416)      --             --
                                                         -----------   --------------   -----------   ------------
Net increase -- Class D................................        8,741          164,327       --             --
                                                         -----------   --------------   -----------   ------------
Net increase in Fund...................................    6,684,325   $  107,876,963    23,294,428   $357,037,738
                                                         -----------   --------------   -----------   ------------
                                                         -----------   --------------   -----------   ------------

---------------------
 +   On July 28, 1997, 3,080,591 shares representing $56,682,871 were transferred to class D.
 *   For the period July 28, 1997 (issue date) through July 31, 1997.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 1997 aggregated $1,953,824,446 and $2,016,351,077, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $290,565,797 and $498,666,902, respectively.

For the same period, the Fund incurred brokerage commissions with DWR of $37,367, for portfolio transactions executed on behalf of the Fund.

For the period May 31, 1997 through July 31, 1997, the Fund incurred brokerage commissions with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager since May 31, 1997, of $1,005, for portfolio transactions executed on behalf of the Fund.

DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997, CONTINUED

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $9,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended July 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,735. At July 31, 1997, the Fund had an accrued pension liability of $87,050 which is included in accrued expenses in the Statement of Assets and Liabilities.

6. FEDERAL INCOME TAX STATUS

As of July 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                           FOR THE PERIOD
                                                                                                             OCTOBER 31,
                                                    FOR THE YEAR ENDED JULY 31                                  1988*
                           -----------------------------------------------------------------------------       THROUGH
                           1997**     1996      1995      1994      1993      1992      1991      1990      JULY 31, 1989
--------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value,
 beginning of period.....  $ 16.02   $ 15.87   $ 14.43   $ 14.59   $ 14.39   $ 13.09   $ 11.65   $ 11.37   $   9.45
                           -------   -------   -------   -------   -------   -------   -------   -------     ------

Net investment income....     0.39      0.30      0.34      0.30      0.26      0.27      0.27      0.23       0.38

Net realized and
 unrealized gain.........     4.10      1.43      1.86      0.22      0.81      1.27      1.50      0.55       1.84
                           -------   -------   -------   -------   -------   -------   -------   -------     ------

Total from investment
 operations..............     4.49      1.73      2.20      0.52      1.07      1.54      1.77      0.78       2.22
                           -------   -------   -------   -------   -------   -------   -------   -------     ------

Less dividends and
 distributions from:
   Net investment
   income................    (0.36)    (0.32)    (0.29)    (0.26)    (0.31)    (0.24)    (0.26)    (0.29)     (0.30)
   Net realized gain.....    (1.40)    (1.26)    (0.47)    (0.42)    (0.56)    --        (0.07)    (0.21)        --
                           -------   -------   -------   -------   -------   -------   -------   -------     ------

Total dividends and
 distributions...........    (1.76)    (1.58)    (0.76)    (0.68)    (0.87)    (0.24)    (0.33)    (0.50)     (0.30)
                           -------   -------   -------   -------   -------   -------   -------   -------     ------

Net asset value, end of
 period..................  $ 18.75   $ 16.02   $ 15.87   $ 14.43   $ 14.59   $ 14.39   $ 13.09   $ 11.65   $  11.37
                           -------   -------   -------   -------   -------   -------   -------   -------     ------
                           -------   -------   -------   -------   -------   -------   -------   -------     ------

TOTAL INVESTMENT
RETURN+..................    29.73%    11.47%    16.05%     3.53%     7.59%    11.88%    15.67%     7.21%     23.76%(1)

RATIOS TO AVERAGE NET
ASSETS:
Expenses.................     1.56%     1.58%     1.63%     1.62%     1.62%     1.63%     1.59%     1.53%      0.97%(2)(3)

Net investment income....     2.29%     1.88%     2.35%     2.03%     1.90%     2.19%     2.37%     2.39%      6.00%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of
 period, in millions.....  $ 1,541   $ 1,259   $   878   $   806   $   783   $   441   $   238   $   196   $     48

Portfolio turnover
 rate....................      158%      174%      179%       90%       98%       79%      140%      101%        70%(1)

Average commission rate
 paid....................  $0.0595   $0.0597     --        --        --        --        --        --            --

---------------------
 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to November 8, 1989 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all its expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 1.48% and 5.48%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         JULY 31, 1997
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 18.40
                                                                             ------
Net investment income.................................................         0.01
Net realized and unrealized gain......................................         0.34
                                                                             ------
Total from investment operations......................................         0.35
                                                                             ------
Net asset value, end of period........................................      $ 18.75
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.92%(2)
Net investment income.................................................         5.06%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................              $ 79
Portfolio turnover rate...............................................          158%
Average commission rate paid..........................................          $ 0.0595

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 18.40
                                                                             ------
Net investment income.................................................         0.01
Net realized and unrealized gain......................................         0.34
                                                                             ------
Total from investment operations......................................         0.35
                                                                             ------
Net asset value, end of period........................................      $ 18.75
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.67%(2)
Net investment income.................................................         4.38%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................             $ 114
Portfolio turnover rate...............................................          158%
Average commission rate paid..........................................          $ 0.0595

---------------------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         JULY 31, 1997
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 18.40
                                                                             ------

Net investment income.................................................         0.01

Net realized and unrealized gain......................................         0.34
                                                                             ------

Total from investment operations......................................         0.35
                                                                             ------

Net asset value, end of period........................................      $ 18.75
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         1.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.67%(2)

Net investment income.................................................         5.40%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $ 57,938

Portfolio turnover rate...............................................          158%

Average commission rate paid..........................................          $ 0.0595

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER STRATEGIST FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Strategist Fund (the "Fund") at July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
SEPTEMBER 12, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended July 31, 1997, the Fund paid to its shareholders $1.17 per share from long-term capital gains. For such period 25.03% of the income dividend qualified for the dividends received deduction available to corporations.

TRUSTEES                                                        DEAN WITTER
                                                                STRATEGIST FUND
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark A. Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT                                                          [PHOTO]

Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


                                                                 ANNUAL REPORT
                                                                 JULY 31, 1997



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.